Income Tax Expense - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense
Tax losses	$ 2,342	$ 2,140
Net deferred income tax assets	2,342	2,140
Resource property/investment in Pebble Partnership	(2,342)	(2,140)
Equipment
Net deferred income tax liability